CONSOLIDATED STATEMENTS OF INCOME (LOSS) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	[1]	Dec. 31, 2016
REVENUES
Oil and gas sales	CAD 673.4		CAD 566.2
Royalties, net of incentives	(45.8)		(40.0)
Revenue from oil and gas sales (net royalties, net of incentives)	627.6		526.2
Realized gain (loss) on commodity risk management	(19.8)		385.7
Change in fair value of commodity risk management contracts	14.2		(424.5)
Revenue	622.0		487.4
EXPENSES
Operating	217.5		275.4
Diluent and other product purchases	163.5		0.0
Transportation	27.1		33.7
General and administrative	61.5		83.6
Depletion, depreciation and amortization	207.6		349.9
Impairment	634.4		0.0
Operating expenses	1,311.6		742.6
OPERATING INCOME (LOSS)	(689.6)		(255.2)
Other (income) expense items
(Gain) loss on disposition of properties	62.6		27.1
Unrealized foreign exchange (gain) loss	(51.4)		33.4
Realized foreign exchange (gain) loss	38.4		(46.5)
Interest and financing charges	70.7		105.5
Restructuring costs	37.0		0.0
Loss on extinguishment of debt	56.7	[2]	0.0
Accretion	11.4		15.1
Other (income) expense	(7.4)		(2.7)
INCOME (LOSS) BEFORE TAXES	(907.6)		(387.1)
Deferred income tax (recovery) expense	(223.8)		(93.4)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	CAD (683.8)	[2]	CAD (293.7)
Earnings per share [abstract]
Basic (in CAD per share)	CAD (1.24)		CAD (0.54)
Diluted (in CAD per share)	CAD (1.24)		CAD (0.54)

[1]	See Notes 2 and 14.
[2]	See Notes 2 and 14.